Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Loss attributable to common shareholders	$ 69,193	$ 15,957
Weighted average number of common shares outstanding	358,343,000	312,265,000